Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables

9. TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2021 and 2020, is as follows:

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Gross	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$

Trade and other receivables, gross	4,550,361	3,924,946	784,354	643,923
Trade receivables, gross	4,307,971	3,693,052	497,193	354,376
Accounts receivable from finance leases, gross	913	584	13,742	8,214
Other receivables, gross	241,477	231,310	273,419	281,333

	Balance as of
	Current		Non-Current
Trade and Other Receivables, Net	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$

Trade and other receivables, net	3,711,141	3,234,935	724,851	578,524
Trade receivables, net	3,469,608	3,008,544	464,855	289,361
Accounts receivable from finance leases, net	889	568	13,377	8,000
Other receivables, net	240,644	225,823	246,619	281,163

	Balance as of
	Current		Non-Current
Detail of other accounts receivable, net (1)	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThUS$	ThUS$	ThUS$	ThUS$
Advances to suppliers	85,139	28,441	6,203	—
Accounts receivable "low income" (i)	17,971	27,593	—	—
Accounts receivables from employees	7,769	7,869	11,857	12,798
Receivables VOSA project (ii)	44,898	43,800	226,047	268,075
Subsidy and contribution mechanisms	5,358	33,545	—	—
Other	79,509	84,575	2,512	290
Total	240,644	225,823	246,619	281,163

(i)	Accounts receivable from “low income” consumers to which a social discount is applied creating a “low income” final tariff, in which the Brazilian government replenishes such discount to our subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias and Enel Distribución Sao Paulo S.A. through a government subsidy.
(ii)	Account receivables related to the Argentine Project.

Brazilian sector assets

Regulatory (or industry-wide) assets and liabilities are recorded as a result of the signing in December 2014 of significant amendments to the original concession agreements entered into by our electricity distribution subsidiaries in Brazil. These amendments established that, in addition to the compensation amounts derived from investments not amortized during the respective concession periods (see Note 8 (2)), the balances of regulatory assets and liabilities that had not been recovered or returned through the tariff cycles will also be subject to compensation or return by the Brazilian government. This implies that the realization of these assets or the settlement of liabilities does not depend on the invoicing made to customers during the concession period.

These regulatory assets and liabilities arise from the differences between the actual cost and the cost considered in the tariff adjustments and generate an asset to the extent that the actual cost is greater than the one considered in the tariff, or a liability when the actual costs are lower than those considered in the tariff. These differences are considered by ANEEL, which is the government entity that regulates electricity tariffs in Brazil, in the subsequent tariff adjustment process of each concessionaire company.

In general, as a result of the normal operation of the companies, these regulatory assets and liabilities are collected or settled through invoices to customers over a period that is on average between 10 and 24 months.

CONTA-COVID

On May 18, 2020, Decree No. 10,350 was issued in the Official Gazette of Brazil, which authorized the creation of CONTA-COVID, which establishes a cash-advance mechanism for electricity distribution companies in respect to accounts receivable already accrued, which under normal circumstances would be recovered through future customer billing, once the corresponding tariff update processes have been carried out. The CONTA-COVID is managed by the Electric Energy Commercialization Chamber – CCEE.

CONTA-COVID is regulated by Regulatory Resolution No. 885 issued by the Ministry of Mining and Energy, dated June 23, 2020, and its funds were obtained through a “sectorial loan”, entered into by a group of banks. The CCEE centralized the contracting of loan transactions and transferred the funds to the electricity distribution companies, in accordance with the limit established by ANEEL for each company.

CONTA-COVID guarantees the economic resources necessary to compensate for the loss of income due to the pandemic and to protect the rest of the electricity sector’s production chain, by allowing electricity distribution companies to continue complying with their contracts. Additionally, CONTA-COVID avoided significant adjustments in electricity tariffs, since without this mechanism, there would have been an impact for consumers in the next readjustments, with payment in 12 months. With this mechanism, the impact will be diluted over a total period of 60 months.

As of December 31, 2020, the amounts received by the electric distribution subsidiaries in Brazil totaled BRL$ 3,172,022 (equivalent to ThUS$ 569,483). This is presented in the Consolidated Statement of Cash Flows as of that date, under the item “Other cash inflows from operating activities” and was credited to the related sectorial assets and liabilities.

The tariff increases deferred in this period will be paid by customers in up to 5 years from 2021, through a sectorial tariff charged by distributors and transferred to the CCEE. The CCEE, in its turn, will amortize the loan entered into with the syndicate of the sectorial loan creditor banks.

There are no significant trade and other receivables balances held by the Group that are not available for its use.

The Group does not have customers to which it has sales representing 10% or more of its operating revenue for the years ended December 31, 2021 and 2020.

Refer to Note 10.1 for detailed information on amounts, terms and conditions associated with accounts receivable from related companies.

b)	As of December 2021 and 2020, the analysis of trade accounts receivables due and unpaid, but of which no impairment losses have been recorded, is as follows:

	Balance as of
Trade accounts receivables due and unpaid, but for which no impairment losses have been recorded	12-31-2021 ThUS$	12-31-2020 ThUS$
Less than three months	539,492	555,004
Between three and six months	124,013	92,337
Between six and twelve months	103,368	75,779
More than twelve months	132,349	169,477
Total	899,222	892,597

c) The reconciliation of changes in the allowance for credit losses of trade receivables is as follows:

Current and
Trade accounts receivables due and unpaid, with impairment losses	Non-Current ThUS$
Balance as of January 1, 2020	768,217
Increases (decreases) for the year	211,536
Amounts written off	(112,591)
Foreign currency translation differences	(111,752)
Balance as of December 31, 2020	755,410
Increases (decreases) for the year (*)	316,004
Amounts written off	(113,198)
Foreign currency translation differences	(59,493)
Balance as of December 31, 2021	898,723

(*) Impairment losses on trade accounts receivable amounted to ThUS$ 316,004 as of December 31, 2021, which represented an increase of 49% in comparison to the loss of ThUS$ 211,536 recorded in the year-end 2020. This increase originated mainly from our Brazil distribution subsidiaries, in the amount of ThUS$ 112,133 offset by the effects of conversion of different foreign currencies in respect to the U.S. dollar in the amount of ThUS$ (14,983). See Note 30.b) Trade and Other Accounts Receivable Impairment Losses.

Write-offs for doubtful accounts

Past-due debt is written off once all collection measures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year of procedures for the few cases that arise in each country. In our distribution business, considering the differences in each country, the process takes at least 6 months in Argentina and Brazil and 12 months in Colombia and Peru. Overall, the risk of bad debt, and therefore the risk of writing off our trade receivables, is limited (see Notes 3.g.3 and 21.5).

d)  Additional information:

●	Additional statistical information required under Official Bulletin 715 of the CMF, of February 3, 2012 (XBRL Taxonomy). See Appendix 3.
●	Complementary Trade Accounts Information. See Appendix 3.1.